General	12 Months Ended
Dec. 31, 2019
General [Abstract]
GENERAL
NOTE 1 -	GENERAL:

a.	Safe-T Group Ltd. (the "Company") is a holding company, which is engaged, as of the date hereof, (i) through its subsidiaries Safe-T Data A.R Ltd. ("Safe-T") and Safe-T USA Inc. ("Safe-T Inc.") in the development, marketing and sales of solutions which mitigate attacks on enterprises' business-critical services and sensitive data, while ensuring uninterrupted business continuity as well as enabling smooth and efficient traffic flow, interruption-free service; and (ii) through its subsidiary NetNut Ltd. ("NetNut") in providing IP proxy service to business customers. For further information regarding NetNut acquisition on June 12, 2019, see note 15.

b.	The Company's ordinary shares are listed on the Tel Aviv Stock Exchange Ltd. ("TASE") and as of August 17, 2018, the Company's American Depositary Shares (the "ADSs") are listed on the Nasdaq Capital Market ("Nasdaq").

c.	On September 26, 2019, the Company's shareholders approved a reverse split of the share capital of the Company by a ratio of up to 20:1, to be effective at the ratio and date to be determined by the Company's Board of Directors (the "Board of Directors"). On October 2, 2019, the Board of Directors resolved that the final ratio will be 20:1, which became effective on October 21, 2019 (the "Reverse Split"). All descriptions of the Company's share capital in these consolidated financial statements, including share amounts and per share amounts, are presented after giving effect to the Reverse Split.

d.	The Company has suffered recurring losses from operations, has negative working capital and has an accumulated deficit as of December 31, 2019, as well as negative operating cash flows in recent years. The Company expects to continue incurring losses and negative cash flows from operations until its products reach commercial profitability. As a result of these expected losses and negative cash flows from operations, along with the Company's current cash position, the Company has sufficient resources to fund operations until August 2020. Therefore, there is substantial doubt about the Company's ability to continue as a going concern. These consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

Management's plans include the continued commercialization of the Company's products and raising capital through the sale of additional equity securities, debt or capital inflows from strategic partnerships. There are no assurances however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in commercializing its products and raising capital, it may need to reduce activities, curtail or cease operations.